Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 8,105,712	¥ 8,215,880	¥ 7,767,266
Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,121,925	1,409,179	1,262,849
Game & Network Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,479,775	1,292,146	946,479
Game & Network Services | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	228,628	206,922	232,825
Game & Network Services | Hardware
Revenue from External Customer [Line Items]
Operating revenue from external customers	721,829	733,757	513,425
Game & Network Services | Network
Revenue from External Customer [Line Items]
Operating revenue from external customers	529,318	351,467	200,229
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	704,468	720,138	739,800
Imaging Products & Solutions | Digital Imaging Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	418,232	432,594	442,723
Imaging Products & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	262,675	271,903	277,417
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	23,561	15,641	19,660
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,155,085	1,235,686	1,196,698
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	2,375	3,804	10,871
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	797,764	835,068	754,308
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	354,946	396,814	431,519
Devices
Revenue from External Customer [Line Items]
Operating revenue from external customers	766,757	725,960	552,398
Devices | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	10,458	7,010	2,493
Devices | Semiconductors
Revenue from External Customer [Line Items]
Operating revenue from external customers	558,983	501,015	342,072
Devices | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	197,316	217,935	207,833
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	935,827	876,314	828,668
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	447,355	434,253	422,255
Pictures | Television Productions
Revenue from External Customer [Line Items]
Operating revenue from external customers	270,115	252,456	247,568
Pictures | Media Networks
Revenue from External Customer [Line Items]
Operating revenue from external customers	218,357	189,605	158,845
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	600,969	540,504	498,330
Music | Recorded Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	412,718	383,350	347,684
Music | Music Publishing
Revenue from External Customer [Line Items]
Operating revenue from external customers	71,258	70,959	66,869
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Operating revenue from external customers	116,993	86,195	83,777
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,066,319	1,077,604	988,944
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	242,149	298,694	701,089
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 32,438	¥ 39,655	¥ 52,011